Segment Information - Major Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	$ 322,921	$ 79,272	$ 16,034
UK
Disclosure of operating segments [line items]
Percentage of revenue	38.30%	64.80%
Revenue	$ 35,490	$ 28,827	12,189
US
Disclosure of operating segments [line items]
Percentage of revenue	61.10%	34.50%
Revenue	$ 232,708	$ 32,689
Asia-Pacific
Disclosure of operating segments [line items]
Revenue	14,965	11,585	2,215
Canada
Disclosure of operating segments [line items]
Revenue	38,705	3,207	564
Rest of World
Disclosure of operating segments [line items]
Revenue	$ 1,053	$ 2,964	$ 1,066
Customer 1
Disclosure of operating segments [line items]
Percentage of revenue	37.10%	15.00%	13.80%
Revenue	$ 119,785	$ 11,918	$ 2,215
Customer 2
Disclosure of operating segments [line items]
Percentage of revenue	12.30%	12.30%	15.40%
Revenue	$ 39,764	$ 9,706	$ 2,465
Customer 3
Disclosure of operating segments [line items]
Percentage of revenue	12.00%	12.00%	34.90%
Revenue	$ 38,705	$ 9,505	$ 5,607
Customer 4
Disclosure of operating segments [line items]
Percentage of revenue		18.90%
Revenue		$ 14,937